Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Profit/(Loss) before income tax	¥ (16,524)		¥ 15,025	¥ 3,206
Tax expense/(benefit) at EIT tax rate of 25%	(4,131)		3,756	802
Effect of different tax rates applicable to different subsidiaries of the Group	490		(3,394)	6,381
Changes in valuation allowance	1,290		(24,412)	(9,343)
Investment income not subject to tax	(34)		(171)	(17)
Expenses not deductible for tax purposes	11,561		29,067	2,679
Research and development tax credit	(7,408)		(4,789)	(3,261)
Effect on deferred tax assets due to change in tax rates				3,037
Income tax expense	¥ 1,768	$ 271	¥ 57	¥ 278